Note 9 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Long-term debt, gross		$ 74,412,271	$ 50,356,915
Less: Current portion		(12,862,000)	(5,697,915)
Long-term portion		(61,550,271)	(44,659,000)
Deferred charges, current portion		338,472	148,697
Deferred charges, long-term portion		491,883	292,024
Debt discount, current portion		353,000
Debt discount, long-term portion		883,112
Long-term debt, current portion net of deferred charges and debt discount		12,170,528	5,549,218
Long-term debt, long-term portion net of deferred charges and debt discount		60,175,276	44,366,976
Euroseas Ltd [Member]
Long-term debt, gross	[1]		2,000,000
Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member]
Long-term debt, gross	[2]		1,103,915
Pantelis Shipping Corp. Borrower [Member]
Long-term debt, gross	[3]	4,440,000	4,840,000
Noumea Shipping Ltd. Borrower [Member]
Long-term debt, gross	[4]	5,640,000	6,360,000
Eirini Shipping Ltd. [Member]
Long-term debt, gross	[5]	11,600,000	11,600,000
Allendale Investments S.A. [Member]
Long-term debt, gross	[6]	7,900,000	13,120,000
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	[7]	12,399,000	13,333,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[8]	10,383,271
Gregos Shipping Ltd [Member]
Long-term debt, gross	[9]	4,550,000
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member]
Long-term debt, gross	[10]	$ 17,500,000

[1]	On November 29, 2016, Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a $2 million loan to finance working capital needs. Interest on the loan is payable quarterly, and there are no principal repayments until January 2018 when the loan matures. The Company may elect to capitalize the interest to the outstanding principal amount. Under certain limited circumstances, the Company can pay principal and interest in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company repaid this loan on February 28, 2017 along with $50,556 interest.
[2]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six remaining consecutive quarterly instalments of $75,000 each (being $450,000 in aggregate) to be payable together with the balloon payment of $653,915 in one bullet payment of $1,103,915 in November, 2017. The asset coverage ratio was reduced from 130% to 75% until the maturity of this agreement. A cash sweep mechanism was put in place until the entire deferred amount was repaid. The loan was fully repaid on May 2017.
[3]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six remaining consecutive quarterly instalments of $280,000 each (being $1,680,000 in aggregate) until (a) 29 September 2017 (being the initial final repayment date together with the balloon payment of $3,160,000 in one bullet payment of $4,840,000) or (b) to extend the final repayment date of the deferred amount and the balloon payment until 29 December 2018 if Euroseas agrees with the current lender of M/V "Evridiki G" (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first quarter of 2018. In this case, the outstanding amount of $4,840,000 will be paid in four quarterly instalments, the first two instalments of $280,000 each, the third instalment in the amount of $560,000 and the fourth instalment of $3,720,000 comprised by $560,000 and the balloon payment. The first instalment will be paid in March 2018 and the following instalments at quarterly intervals thereafter and the last one in December 2018. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $300,000 (corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of Eirini P/Eleni P. For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Eirini P/Eleni P loan agreement (see (b) below). A prepayment of $0.4 million was also made within 2017 for the loan of Pantelis Shipping Corp. This prepayment was deducted from balloon repayment of the vessel's loan after an agreement between Euroseas and HSBC Bank PLC.
[4]	On December 22, 2016, the supplemental agreement with Noumea Shipping Ltd., owner of M/V "Evridiki G" was signed in order to refinance the final quarterly instalment of $720,000 and the balloon payment of $6,360,000 originally due in December 2016. The borrower and the lender agreed to amend the repayment profile in respect of the loan of which $7,080,000 remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to January 2018. The loan will be repaid with three repayments of $720,000 each, due in December 2016, in July 2017 and in January 2018 together with the balloon payment of $4,920,000 due in January 2018. The security cover ratio covenant has been waived until November 15, 2017, when it will be restored to 110%.
[5]	On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC. The outstanding balance of the "Eirini Loan" of $12,850,000 prior to the closing of the Supplemental Agreement was reduced to $11,600,000 via prepayment of the cash collateral of $1,250,000 (which was effected after the signing of the Supplemental Agreement). In addition, seven principal instalments of $350,000 each, from June 2016 to December 2017 were deferred. Repayment of the loan will resume in March 2018 and the outstanding balance of $11,600,000 will be repaid in two quarterly instalments of $350,000 each, four of $725,000 each plus a balloon payment of $8,000,000 due in May 2019. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $600,000 (corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of M/V "Eirini P" / M/V "Tasos". For the avoidance of doubt the aforementioned, cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the Pantelis loan agreement. M/V "Eleni P" was sold on January 26, 2017 and the proceeds from the sale were contributed to the Company during 2017 and were used to partly pay for the acquisition of M/V "Tasos". HSBC Bank PLC agreed for M/V "Eleni P" to be sold and replaced by M/V "Tasos" as collateral for the loan.
[6]	On February 12, 2016, the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all of its existing facilities with the bank. This is a $14,500,000 loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc., Aggeliki Shipping Ltd and Jonathan John Shipping Ltd. (which was cross-collateralized as per supplemental agreement dated September 27, 2016 replacing Eternity Shipping Company, the owner of M/V "Captain Costas" that was sold in 2016) as Borrowers. The loan is payable in twelve equal consecutive quarterly instalments of $460,000 each, with a balloon payment of $8,980,000 to be paid together with the last instalment in February 2019. The interest was based on LIBOR plus a margin of 6.00%. The loan is secured with the following: (i) first priority mortgages over M/V "Monica P", M/V "Captain Costas" replaced by M/V "Aegean Express" after her sale, M/V "Kuo Hsuing", M/V "Manolis P", M/V "Ninos", M/V "Aggeliki P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a $2,800,000 cash collateral deposit pledged in favor of the bank. The Company paid loan arrangement fee of $247,500 for this loan. In August 2017, the Company used $1 million from the pledged amount of the loan and repaid an amount of $540,000 of the balloon and made a prepayment of $460,000 that refered to the installment of the fourth quarter of 2017. Within December, 2017, M/V "Aggeliki P." was sold for scrap. An amount of $2 million from the sale of the vessel were used as a repayment of the balloon of the loan. On December 2017, the Company decided to release M/V "Monika P." from the mortgage and replace it with M/V "Joanna". For this replacement the Company repaid an amount of $460,000 from the principal and another $280,000 of the balloon payment. After all the above changes, the balloon amount became $7,9 million with the next principal instalment to commence in the first quarter of 2019.
[7]	On February 19, 2016, the Company signed a term loan facility with Nord LB and on February 25, 2016 a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the purchase of M/V "Xenia". The loan is to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000. The margin of the loan is 2.95% above LIBOR. The loan is secured with (i) first priority mortgages over M/V "Xenia", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of $187,335 for this loan.
[8]	On March 20, 2015, the Company signed a term loan facility with HSH Nordbank AG of up to the lesser of $19.00 million or 62.5% of the market value of Hull No DY 160 upon its delivery to partly finance the construction cost. A commitment fee of 0.9% per annum was payable until the loan was drawn. On April 28, 2016 and on October 27, 2016, the Company signed a supplemental loan agreements to the term loan facility signed on March 20, 2015 extending the allowed drawdown period until October 31, 2016 and subsequently until January 31, 2017 to account for delays in the construction of the Hull DY 160, and reducing the maximum loan amount to 55% of the market value of the vessel at delivery. On January 25, 2017, the Company drew a loan of $10,862,500 from HSH Nordbank secured by its newly acquired vessel M/V "Alexandros P" (ex-Hull DY 160). The loan is payable in thirteen equal consecutive quarterly instalments of $159,743 each, with a balloon payment of $8,785,841 to be paid together with the last instalment in April 2020. The interest rate margin is 3.00% over LIBOR.
[9]	On June 15, 2017, the Company signed a term loan facility with Credit Agricole and on June 19, 2017 a loan of $4,750,000 was drawn by Gregos Shipping Ltd. to partly finance the purchase of M/V "EM Astoria". The loan is to be repaid in twenty or sixteen consecutive equal quarterly installments of $100,000 plus a balloon amount of $2,750,000 or $3,150,000 respectively. The margin of the loan is 2.65% above LIBOR. The loan is secured with (i) first priority mortgages over M/V "EM Astoria", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of $50,000 for this loan.
[10]	On October 19, 2017, the Company signed a term loan facility with Eurobank Ergasias S.A for an amount of $17,500,000. The loan was used to partially finance the purchase of M/V "EM Athens", M/V "EM Oinousses", M/V "EM Corfu" and M/V "Akinada Bridge". The loan was partially drawn with the delivery of each vessel to the Company and it was fully drawn on December 21, 2017.The loan is to be repaid in five consecutive equal quarterly installments of $500,000 followed by eleven consecutive equal quarterly installments of $800,000 followed by a balloon payment of $6,200,000. The margin of the loan is 4.5% above LIBOR. The loan is secured with (i) first priority mortgages over M/V "EM Athens", M/V "EM Oinousses", M/V "EM Corfu" and M/V "Akinada Bridge", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of $137,638 within 2017 and another $54,862 within 2018 for this loan.